Cover Page	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	Western Asset Mortgage Capital Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35543
Entity Tax Identification Number	27-0298092
Entity Address, Address Line One	385 East Colorado Boulevard
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91101
City Area Code	626
Local Phone Number	844-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WMC
Security Exchange Name	NYSE
Entity Central Index Key	0001465885
Amendment Flag	false